SCHEDULE OF REVENUES MAIN CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenues	$ 86	$ 128	$ 287	$ 240
Customer A [Member]
Segment Reporting [Line Items]
Revenues	74	74	104	104
Customer B [Member]
Segment Reporting [Line Items]
Revenues			85	40
Customer C [Member]
Segment Reporting [Line Items]
Revenues		11	50	11
Customers [Member]
Segment Reporting [Line Items]
Revenues	$ 74	$ 85	$ 239	$ 155